DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ (985)	$ (13,845)	$ 13,466
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(2,181)	(7,884)	7,971
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(5,296)	(2,773)	2,929
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	4,311	(11,072)	10,537
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(6,491)	2,667	(1,930)
Financial Income [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ 4,310	$ (10,551)	$ 9,901